Segment Information - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Segment Reporting Information [Line Items]
Fee income	$ 7,671	$ 7,994	$ 6,840
Premium	109	122	157
Net investment income	2,720	3,140	2,836
Net gains (losses) on derivatives and investments	3,856	(2,480)	(6,454)
Other income	84	93	64
Total revenues	14,440	8,869	3,443
Death, other policy benefits and change in policy reserves, net of deferrals	2,263	949	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	855	827	1,293
Interest expense	37	22	44
Operating costs and other expenses, net of deferrals	2,333	2,689	1,200
Amortization of deferred acquisition costs	1,743	519	(534)
Total benefits and expenses	7,231	5,006	5,836
Pretax income (loss)	7,209	3,863	(2,393)
Operating Segments
Segment Reporting Information [Line Items]
Fee income	4,582	5,128	4,319
Premium	121	134	170
Net investment income	1,467	1,952	2,044
Net gains (losses) on derivatives and investments	40	153	127
Other income	84	93	64
Total revenues	6,294	7,460	6,724
Death, other policy benefits and change in policy reserves, net of deferrals	870	851	999
Interest credited on other contract holder funds, net of deferrals and amortization	855	827	1,155
Interest expense	37	22	44
Operating costs and other expenses, net of deferrals	2,333	2,689	2,403
Amortization of deferred acquisition costs	452	245	92
Total benefits and expenses	4,547	4,634	4,693
Pretax income (loss)	1,747	2,826	2,031
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Fee income	4,108	4,636	3,806
Premium	10	15	27
Net investment income	394	686	947
Net gains (losses) on derivatives and investments	17	52	48
Other income	42	47	30
Total revenues	4,571	5,436	4,858
Death, other policy benefits and change in policy reserves, net of deferrals	59	13	142
Interest credited on other contract holder funds, net of deferrals and amortization	247	219	469
Interest expense	32	22	28
Operating costs and other expenses, net of deferrals	2,174	2,455	2,172
Amortization of deferred acquisition costs	434	197	55
Total benefits and expenses	2,946	2,906	2,866
Pretax income (loss)	1,625	2,530	1,992
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Fee income	474	492	513
Premium	111	119	143
Net investment income	706	950	776
Net gains (losses) on derivatives and investments	31	72	58
Other income	35	39	26
Total revenues	1,357	1,672	1,516
Death, other policy benefits and change in policy reserves, net of deferrals	811	838	857
Interest credited on other contract holder funds, net of deferrals and amortization	407	420	436
Interest expense	0	0	0
Operating costs and other expenses, net of deferrals	129	181	190
Amortization of deferred acquisition costs	6	14	17
Total benefits and expenses	1,353	1,453	1,500
Pretax income (loss)	4	219	16
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Fee income	0	0	0
Premium	0	0	0
Net investment income	312	260	355
Net gains (losses) on derivatives and investments	(22)	(3)	0
Other income	0	0	1
Total revenues	290	257	356
Death, other policy benefits and change in policy reserves, net of deferrals	0	0	0
Interest credited on other contract holder funds, net of deferrals and amortization	201	188	250
Interest expense	5	0	16
Operating costs and other expenses, net of deferrals	5	5	5
Amortization of deferred acquisition costs	0	0	0
Total benefits and expenses	211	193	271
Pretax income (loss)	79	64	85
Corporate and Other
Segment Reporting Information [Line Items]
Fee income	0	0	0
Premium	0	0	0
Net investment income	55	56	(34)
Net gains (losses) on derivatives and investments	14	32	21
Other income	7	7	7
Total revenues	76	95	(6)
Death, other policy benefits and change in policy reserves, net of deferrals	0	0	0
Interest credited on other contract holder funds, net of deferrals and amortization	0	0	0
Interest expense	0	0	0
Operating costs and other expenses, net of deferrals	25	48	36
Amortization of deferred acquisition costs	12	34	20
Total benefits and expenses	37	82	56
Pretax income (loss)	$ 39	$ 13	$ (62)